Note 7 - Equity (Details) - Fair Value Assumptions of Options Granted	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Note 7 - Equity (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected volatility			33.00%
Expected dividends			0.00%
Expected term (years)			4 years
Risk-free rate			0.78%
Forfeiture rate	20.00%		20.00%
Minimum [Member]
Note 7 - Equity (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected volatility	45.00%	43.00%	43.00%
Expected term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free rate	1.66%	0.07%	0.07%
Maximum [Member]
Note 7 - Equity (Details) - Fair Value Assumptions of Options Granted [Line Items]
Expected volatility	50.00%	46.00%	46.00%
Expected term (years)	7 years	7 years 6 months	7 years 6 months
Risk-free rate	1.92%	2.05%	2.05%